Earnings (Loss) per Unit	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings (Loss) per Unit
10.	Earnings per Unit

The following table sets forth the computation of basic and diluted earnings per unit for the nine months ended September 30, (in thousands, except per unit amounts):

	2019	2020
Basic and Diluted:
Net income	$12,965	$68,845
Weighted-average units	119,994	119,994
Basic and diluted net earnings per unit	$0.11	$0.57

There are 26,671,594 Class B units and 1,000 Class C units of Parent issued to certain employees or directors of the Company which were not included in the calculation of basic or diluted EPU for the nine months ended September 30, 2020 as the Class B and Class C units do not represent potential units of the Company.

11.	Earnings per Unit

The following table sets forth the computation of basic and diluted earnings per unit for the years ended December 31, (in thousands, except per unit amounts):

	2018	2019
Basic and Diluted:
Net income (loss)	$(60,764)	$39,745
Weighted-average units	119,994	119,994
Basic and diluted earnings (loss) per unit	$(0.51)	$0.33

There are 22,326,253 shares of Class B units of Parent issued to certain employees of the Company which were not included in the calculation of basic or diluted EPU for the year ended December 31, 2019 as the Class B units do not represent potential units of the Company.